Significant Accounting Policies and Recent Accounting Pronouncements (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Segment Class	Dec. 31, 2024 USD ($) PerformanceObligation	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Accounts Receivable Trade, Net [Abstract]
Provision for doubtful accounts		$ 25,369	$ 0	$ 0
Vessels' Depreciation [Abstract]
Estimated useful life	25 years	25 years
Revenues Related to Voyage Charter Contracts [Abstract]
Number of performance obligations | PerformanceObligation		1
Segment Information [Abstract]
Number of reportable segments | Segment	2
Number of asset classes | Class	2
Allowance for Credit Loss [Abstract]
Allowance for credit losses	$ 0	$ 0	$ 0